Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (unaudited)
Quarterly Financial Information (unaudited)

(11)  Quarterly Financial Information (Unaudited)

Our quarterly financial information for the years ended December 31, 2013 and 2014 is as follows:

z
	First	Second	Third	Forth
	quarter	quarter	quarter	quarter
Year ended December 31, 2013
Total operating revenues	$6,318	$11,980	$16,994	$22,942
Total operating expenses	4,178	6,216	7,864	37,797
Operating income (loss)	2,140	5,764	9,130	(14,855)
Net income (loss)	2,121	5,720	9,078	(14,904)

Year ended December 31, 2014
Total operating revenues	$36,532	57,441	$71,583	$100,718
Total operating expenses	20,965	33,653	34,840	42,758
Operating income	15,567	23,788	36,743	57,960
Net income	15,309	22,380	34,288	55,898